Net Loss per Share - Schedule of Securities Excluded from Computation of Net Loss per Share (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities	13,885,396	13,400,708
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities	8,678,017	8,548,357
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities	5,207,379	4,852,351